Stock Plans	12 Months Ended
Sep. 30, 2014
Stock Plans
Stock Plans

17. Stock Plans

Defined Contribution Plans—Substantially all permanent employees are eligible to participate in defined contribution plans provided by the Company. Under these plans, participants may make contributions into a variety of funds, including a fund that is fully invested in Company stock. Employees are not required to allocate any funds to Company stock. Employees may generally reallocate their account balances on a daily basis; however, employees classified as insiders are restricted under the Company’s insider trading policy.

Stock compensation expense relating to employer contributions under defined contribution plans for fiscal years ended September 30, 2014, 2013 and 2012 was $14.4 million, $14.6 million and $15.9 million, respectively. Issuances of AECOM common stock related to employee participants’ contributions to these defined contribution plans are included as issuances of stock in the accompanying Consolidated Statements of Stockholders’ Equity and of Cash Flows.

Stock Incentive Plans—Under the 2006 Stock Incentive Plan, the Company has up to 19.8 million securities remaining available for future issuance under stock options or up to 9.9 million securities remaining available for restricted stock awards and performance stock awards as of September 30, 2014. Stock options may be granted to employees and non-employee directors with an exercise price not less than the fair market value of the stock on the date of grant. Unexercised options expire seven years after date of grant.

During the three years in the period ended September 30, 2014, option activity was as follows:

	Number of Options (in millions)	Weighted Average Exercise Price
Balance, September 30, 2011	2.9	$21.38
Granted	—	—
Exercised	(0.4)	11.40
Cancelled	—	26.23

Balance, September 30, 2012	2.5	22.81

Granted	—	—
Exercised	(0.8)	18.31
Cancelled	(0.1)	26.83

Balance, September 30, 2013	1.6	24.73

Granted	0.6	31.62
Exercised	(0.5)	23.64
Cancelled	(0.1)	26.87

Balance, September 30, 2014	1.6	27.69

Exercisable as of September 30, 2012	2.1	$22.07

Exercisable as of September 30, 2013	1.4	24.51

Exercisable as of September 30, 2014	0.9	25.16

The following table summarizes information concerning outstanding and exercisable options as of September 30, 2014:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding as of September 30, 2014 (in millions)	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Number Exercisable as of September 30, 2014 (in millions)	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$21.01 —$ 23.94	0.4	1.18	$23.46	$4.1	0.4	1.18	$23.46
24.45 — 28.67	0.5	2.06	26.24	3.6	0.5	2.06	26.24
30.96 — 34.00	0.7	9.17	31.65	0.8	—	0.66	32.53

	1.6	4.69	27.69	$8.5	0.9	1.65	25.16

The remaining contractual life of options outstanding at September 30, 2014 range from 0.03 to 9.43 years and have a weighted average remaining contractual life of 4.69 years. The aggregate intrinsic value of stock options exercised during the years ended September 30, 2014, 2013 and 2012 was $4.3 million, $7.9 million and $3.9 million, respectively.

The fair value of the Company’s employee stock option awards is estimated on the date of grant. The expected term of awards granted represents the period of time the awards are expected to be outstanding. The risk-free interest rate is based on U.S. Treasury bond rates with maturities equal to the expected term of the option on the grant date. The Company uses historical data as a basis to estimate the probability of forfeitures. The weighted average grant-date fair value of stock options granted during the year ended September 30, 2014 was $7.83.

The Company grants stock units to employees under the Performance Earnings Program (PEP), whereby units are earned and issued dependent upon meeting established performance objectives and vesting over a three-year period. Additionally, the Company issues restricted stock units, which are earned based on service conditions. The grant date fair value of PEP awards and restricted stock unit awards is that day’s closing market price of the Company’s common stock. The weighted average grant date fair value of PEP awards was $29.32, $22.27, and $20.58 during the years ended September 30, 2014, 2013 and 2012, respectively. The weighted average grant date fair value of restricted stock unit awards was $29.60, $22.83, and $20.62 during the years ended September 30, 2014, 2013 and 2012, respectively. Total compensation expense related to these share-based payments including stock options was $34.4 million, $32.6 million and $26.6 million during the years ended September 30, 2014, 2013 and 2012, respectively. Unrecognized compensation expense related to total share-based payments outstanding as of September 30, 2014 was $62.4 million, to be recognized on a straight-line basis over the awards’ respective vesting periods which are generally three years.

Cash flow attributable to tax benefits resulting from tax deductions in excess of compensation cost recognized for those stock options (excess tax benefits) is classified as financing cash flows. Excess tax benefits of $0.7 million, $1.8 million and $1.3 million for the years ended September 30, 2014, 2013 and 2012, respectively, have been classified as financing cash inflows in the Consolidated Statements of Cash Flows.